FORECLOSED REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Foreclosed Real Estate

A summary of foreclosed real estate are presented as follows:

	Years Ended December 31,
	2012	2011
Balance, beginning of year	$18,151,601	$8,917,239
Additions	3,371,256	10,270,956
Capitalized expenses	449,679	92,108
Writedowns	(763,358)	(351,680)
Sales	(163,281)	(31,749)
Internally financed sales	(1,708,011)	(708,607)
Net gain (loss) on sales	(37,993)	(36,666)
Deferred gain on sale	187,292	—

Balance, end of year	$19,487,185	$18,151,601

Income Expenses Applicable to Foreclosed Real Estate

(Income) expenses applicable to foreclosed real estate include the following:

	Years Ended December 31,
	2012	2011
Net loss on sales of real estate	$37,993	$36,666
Operating expenses, net of rental income	697,952	705,966

Total	$735,945	$742,632